2 Critical accounting estimates and judgements (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CriticalAccountingEstimatesAndJudgementsLineItems [Line Items]
Goodwill	£ 23,000
Intangible assets other than goodwill	10,100
Impairment charge on non financial assets
Unused tax losses for which no deferred tax asset recognised	49,600	40,700	38,400
Cash and cash equivalents	10,928	2,343	13,204	£ 17,608
Proceeds from issuance	14,108		5,728
Loss for the year attributable to the owners of the parent	(10,085)	(15,030)	(16,064)
Net cash used in operating activities	(6,489)	(13,450)	(12,953)
Accumulated deficit	(99,839)	£ (89,720)	(74,654)
Payments for share issue costs	£ 3,700
SPAIN | Lease [Member]
CriticalAccountingEstimatesAndJudgementsLineItems [Line Items]
Lease maturity terms	5 years
Description of lease terms	The lease allows the Group to break the lease at any-time with one-month notice, provided it returns the property to its original condition.
Midatech Pharma (Wales) Limited [Member] | In-Process Research and Development ("IPRD") [Member]
CriticalAccountingEstimatesAndJudgementsLineItems [Line Items]
Impairment charge on non financial assets			£ 1,500
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member] | United States Food and Drug Administration [Member]
CriticalAccountingEstimatesAndJudgementsLineItems [Line Items]
Fees	£ 950